DERIVATIVE INSTRUMENTS (Details Textual) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007	Aug. 27, 2012	Dec. 29, 2011	Apr. 28, 2011	Sep. 28, 2010	Jul. 19, 2010	Nov. 12, 2004
Class of Warrant or Right, Outstanding	114,738,770			114,738,770		137,841,857
Total				171,141,067	27,414,418	226,819,663	133,965,228
Derivative Liability, Fair Value, Net						$ 6,400,000	$ 13,000,000
Fair Value, Option, Changes In Fair Value, Gain					5,800,000
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	2,136			2,136		946,046	81,028
Embedded Derivative, Gain on Embedded Derivative				307,000	1,300,000
Embedded Derivative, Loss on Embedded Derivative	28,000		2,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used						BSM model
Increased Income For Net Change In Fair Value Of Warrant and Embedded Derivative Liability						9,800,000	446,000
Exercised Number of Options		0				7,233,341	(306,000)
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.15			0.15		0.15	0.15		0.15	0.15		0.17	0.25	0.40
Proceeds from Stock Options Exercised						1,085,000
Common stock, par value (in dollars per share)	$ 0.001			$ 0.001		$ 0.001	$ 0.001				$ 0.001
Number Of Common Stock Exercisable For Warrant Received						7,674,512
Number Of Common Stock Exercisable For Settlement Of Warrant								2,666,667
Number Of Common Stock Exercisable For Warrant Received Amended						4,118,956
Reduction In Warrant Outstanding Subject To Anti Dilution Provisions						49,400,000
Gain (Loss) on Sale of Derivatives						458,000
Noncash Warrant Expenses						72,000
Warrant Liability	99,600,000			99,600,000		25,600,000	15,800,000
Warrant [Member]
Class Of Warrant Or Right Owned By Entity	99,600,000			99,600,000
Class of Warrant or Right, Outstanding	64,800,000			64,800,000
Total				137,000,000
Derivative Liability, Fair Value, Net						6,400,000	13,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.15			0.15
Proceeds from Stock Options Exercised						1,085,000
Bridge Loan [Member] | Private Placement [Member]
Noncash Warrant Expenses						72,000
Warrant Exchange Agreement [Member]
Common stock, par value (in dollars per share)						$ 0.001
Number Of Common Stock Exercisable For Warrant Received						7,674,512
Gain (Loss) on Sale of Derivatives						458,000
Noncash Warrant Expenses						486,000
Amended Note Purchase Agreement [Member]
Number Of Common Stock Exercisable For Warrant Received Amended						4,118,956
Warrant Liability [Member]
Class of Warrant or Right, Outstanding	114,700,000			114,700,000		101,000,000
Total				47,000,000		49,400,000
Derivative Liability, Fair Value, Net	1,266,000			1,266,000
Fair Value, Option, Changes In Fair Value, Gain				4,900,000	5,800,000
Fair Value Option Changes In Fair Value Loss	1,700,000		6,900,000
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	$ 2,140			$ 2,140